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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [X];  Amendment Number:  1
   This Amendment (Check only one): [X]  is a restatement.
                                    [ ]  adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:       Attractor Investment Management Inc.
Address:    1440 Chapin Avenue, Suite 201
            Burlingame, CA 94010

Form 13F File Number:   28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:       Harvey Allison
Title:      President
Phone:      (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison             Burlingame, California        October  18, 2006

Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F  NOTICE.  (Check here if no holdings  reported  are in this  report, and all holdings are reported by other reporting manager(s)).

[   ] 13F  COMBINATION  REPORT.  (Check here if a portion of the  holdings for this  reporting  manager  are  reported in this report and a portion are reported by other reporting manager(s)).

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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             19

Form 13F Information Table Value Total:        $155644
                                           (thousands)

List of Other Included Managers:                 None

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                          FORM 13F INFORMATION TABLE

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

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
                               TITLE OF               VALUE    SHRS OR   SH/    PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP   X($1000)   PRN AMT   PRN    CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE


Akamai Technologies, Inc.        COM      00971T101    4870     134560    SH              SOLE       N/A      134560
Apple Computer, Inc.             COM      037833100    9381     163800    SH              SOLE       N/A      163800
Arbinet-thexchange, Inc.         COM      03875P100    1788     318700    SH              SOLE       N/A      318700
Cisco Systems, Inc.              COM      17275R102    7995     409400    SH              SOLE       N/A      409400
Digital Insight Corp.            COM      25385P106    2942      85808    SH              SOLE       N/A       85808
eBay, Inc.                       COM      278642103    1673      57110    SH              SOLE       N/A       57110
Equinix, Inc.                    COM      29444U502    5002      91180    SH              SOLE       N/A       91180
Google Inc.                      COM      38259P508   17402      41500    SH              SOLE       N/A       41500
Kenexa Corporation               COM      488879107    2475      77699    SH              SOLE       N/A       77699
LoopNet, Inc.                    COM      543524300    1736      95230    SH              SOLE       N/A       95230
Neustar, Inc.                    COM      64126X201     534      15820    SH              SOLE       N/A       15820
Omniture, Inc.                   COM      68212S109    7336    1006296    SH              SOLE       N/A     1006296
Online Resources Corp.           COM      68273G101     233      22570    SH              SOLE       N/A       22570
Open Solutions, Inc.             COM      68371P102     482      18090    SH              SOLE       N/A       18090
Salesforce.com, Inc.             COM      79466L302   63953    2398835    SH              SOLE       N/A     2398835
Savvis, Inc.                     COM      805423308     714      24120    SH              SOLE       N/A       24120
Ultimate Software Group, Inc.    COM      90385D107     944      49270    SH              SOLE       N/A       49270
Verisign, Inc.                   COM      92343E102   15317     661060    SH              SOLE       N/A      661060
Yahoo, Inc.                      COM      984332106   10867     329300    SH              SOLE       N/A      329300


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